Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 65,710	$ 40,686
Restricted cash	44,927	56,714
Trade accounts receivable	20,444	20,824
Other receivables and prepaid expenses	4,822	5,160
Amounts due from related parties	23,914	7,128
Inventories	1,110	1,339
Total current assets	160,927	131,851
Long-term assets
Restricted cash	117,488	136,559
Vessels and equipment, net	1,652,710	1,730,676
Vessel under capital lease, net	111,186	116,727
Intangible assets, net	86,133	99,096
Due from Related Parties, Noncurrent	107,247	0
Other non-current assets	17,017	16,753
Total assets	2,252,708	2,231,662
Current liabilities
Current portion of long term-debt	78,101	118,693
Capital Lease Obligations, Current	787	0
Trade accounts payable	2,110	3,959
Accrued expenses	17,438	21,230
Other current liabilities	117,036	119,084
Total current liabilities	215,472	262,966
Long-term liabilities
Long-term debt	1,296,609	1,212,419
Obligations under capital lease	116,964	143,112
Other long-term liabilities	19,234	16,650
Total liabilities	1,648,279	1,635,147
Commitments and contingencies
Partners’ capital:
Common unitholders: 64,073,291 units issued and outstanding at December 31, 2016 (2015: 45,167,096)	490,564	486,533
Subordinated unitholders: nil units issued and outstanding at December 31, 2016 (2015: 15,949,831)	0	12,649
General partner interest: 1,318,517 units issued and outstanding at December 31, 2016 (2015: 1,257,408)	50,942	40,293
Total partners’ capital	541,506	539,475
Accumulated other comprehensive loss	(5,053)	(9,725)
Total stockholders' equity	536,453	529,750
Non-controlling interest	67,976	66,765
Total equity	604,429	596,515
Total liabilities and equity	$ 2,252,708	$ 2,231,662